TRADE ACCOUNTS RECEIVABLE - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aging list of trade accounts receivable
Trade accounts receivable	R$ 8,571,151	R$ 8,562,565
Falling due (1)
Aging list of trade accounts receivable
Trade accounts receivable	7,133,696	6,798,420
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	827,709	870,551
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	259,641	228,074
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	88,219	142,788
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	117,612	157,105
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 144,274	R$ 365,627